Dividend Distributions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Dividend Distributions [Line Items]
Statutory reserves	$ 539,506	$ 361,083
PRC [Member]
Dividend Distributions [Line Items]
Discretionary surplus reserve
Statutory reserves	$ 11,557,031	$ 11,113,706
PRC [Member] | Minimum [Member]
Dividend Distributions [Line Items]
Percentage of surplus reserve	10.00%
PRC [Member] | Maximum [Member]
Dividend Distributions [Line Items]
Percentage of surplus reserve	50.00%